Property and Equipment, Net (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Property, Plant and Equipment [Abstract]
Leasehold improvements	$ 24,633	¥ 169,367	¥ 150,388
Furniture, fixtures and equipment	18,210	125,199	106,061
Motor vehicles	21,259	146,167	83,309
Software	15,962	109,748	75,306
Property	8,022	55,154	53,266
Property, Plant and Equipment, Gross, Total	88,086	605,635	468,330
Accumulated depreciation	(40,513)	(278,549)	(191,385)
Property Plant And Equipment Net Excluding Construction In Progress, Total	47,573	327,086	276,945
Construction in progress	2,846	19,567	26,404
Property and equipment, net	$ 50,419	¥ 346,653	¥ 303,349